VARIABLE INTEREST ENTITIES ("VIEs")	6 Months Ended
Jun. 30, 2023
VARIABLE INTEREST ENTITIES [Abstract]
VARIABLE INTEREST ENTITIES (VIEs)	VARIABLE INTEREST ENTITIES (“VIEs”)
Lessor VIEs

As part of the original transactions that were entered into by Golar, the vessels we acquired under the Vessel SPA had been sold and then subsequently leased back on a bareboat charter for a term of seven to ten years, with options available to the Predecessor to repurchase each vessel at fixed predetermined amounts during their respective charter periods and an obligation to repurchase each vessel at the end of each vessel's respective lease period.

Following completion of the acquisition of all of the vessels under the Vessel SPA which completed in April 2022, only two of the existing seven sale and leaseback arrangements, secured by the Golar Ice and Golar Kelvin, were novated and assumed by the Company. The remaining five sale and leaseback arrangements were repurchased by GSVM prior to disposal and refinanced by us with our Senior Secured Sustainability Linked Amortizing Term Loan (Note 15). Consequently, this resulted in the deconsolidation of the five lessor VIEs by the Predecessor against the non-controlling interest of $115.4 million.

As of June 30, 2023 , we leased two vessels from lessor VIEs as part of sale and leaseback agreements with ICBC Finance Leasing Co. Ltd. (“ICBCL”) entities.

The equity attributable to ICBCL in Lessor SPVs is included in non-controlling interests in our unaudited condensed consolidated statement of operations and statement of changes in equity within the consolidated successor balance as of June 30, 2023. As of June 30, 2023, the carrying values of the vessels Kool Ice and Golar Kelvin are reported under “Vessels and equipment, net” in our consolidated balance sheet.

The following table gives a summary of the sale and leaseback arrangements, including repurchase options and obligations.

Vessel	Effective from	Lessor	Sales value (in $ millions)	Lease duration	First repurchase option (in $ millions)	Date of first repurchase option(2)	Net repurchase obligation at end of lease term (in $ millions)	End of lease term
Successor and Predecessor Period
Golar Kelvin	January 2015	ICBCL	204.0	10 years	173.8	January 2020	71.0	January 2025
Golar Ice	February 2015	ICBCL	204.0	10 years	173.8	February 2020	71.0	January 2025
Predecessor Period
Golar Snow (1)	January 2015	ICBCL	204.0	10 years	173.8	January 2020	116.2	April 2023
Golar Glacier (1)	October 2014	ICBCL	204.0	10 years	173.8	October 2019	113.4	April 2023
Golar Seal	March 2016	CCBFL	203.0	10 years	132.8	March 2018	63.4	March 2026
Golar Crystal	March 2017	COSCO	187.0	10 years	97.3	March 2020	50.0	March 2027
Golar Bear	June 2020	AVIC	160.0	7 years	100.7	June 2021	45.0	June 2027

(1) In June 2021, the GSVM entered into certain amendments to the ICBCL sale and leaseback facilities which included (i) prepayment of $15.0 million for each sale and leaseback facility in July 2021; and (ii) brought forward the obligations to repurchase the Golar Glacier and Golar Snow to April 2023 from October 2024 and January 2025, respectively.

(2) For each of the sale and leaseback arrangements, the first repurchase options were not exercised.
The assets and liabilities of the lessor VIEs that most significantly impact our unaudited condensed consolidated balance sheets as of June 30, 2023 and December 31, 2022, are shown below:

	Successor
(in thousands of $)	June 30, 2023	December 31, 2022
Assets:
Restricted cash and short term deposits	3,554	3,435

Liabilities:
Current portion of long term debt and short term debt (Note 15)(1)	(84,839)	(103,470)
Accrued expenses(2)	(36,496)	(34,367)
Total liabilities	(121,335)	(137,837)

(1) Where applicable, these balances are net of deferred finance charges (Note 15).

(2) Includes accrued interest of lessor VIEs which although consolidated into our results, we have no control over the arrangements negotiated by these lessor VIEs including repayment profiles.